Commitments and contingencies	9 Months Ended
Sep. 30, 2023
Commitments and contingencies
Commitments and contingencies

11.    Commitments and contingencies

Legal and regulatory matters

The Company is routinely involved in claims, lawsuits, regulatory and tax audits, investigations and other legal matters arising, for the most part, in the ordinary course of its business of providing health care services and products. Legal matters that the Company currently deems to be material or noteworthy are described below. The Company records its litigation reserves for certain legal proceedings and regulatory matters to the extent that the Company determines an unfavorable outcome is probable and the amount of loss can be reasonably estimated. For the other matters described below, the Company believes that the loss is not probable and/or the loss or range of possible losses cannot be reasonably estimated at this time. The outcome of litigation and other legal matters is always difficult to predict accurately and outcomes that are not consistent with the Company’s view of the merits can occur. The Company believes that it has valid defenses to the legal matters pending against it and is defending itself vigorously. Nevertheless, it is possible that the resolution of one or more of the legal matters currently pending or threatened could have a material adverse effect on its business, results of operations and financial condition.

Beginning in 2012, the Company received certain communications alleging conduct in countries outside the United States that might violate the U.S. Foreign Corrupt Practices Act (FCPA) or other anti-bribery laws. The Company conducted investigations with the assistance of outside counsel and, in a continuing dialogue, advised the Securities and Exchange Commission (SEC) and the United States Department of Justice (DOJ) about these investigations. The DOJ and the SEC also conducted their own investigations, in which the Company cooperated.

In the course of this dialogue, the Company identified and reported to the DOJ and the SEC, and took remedial actions with respect to, conduct that resulted in the DOJ and the SEC seeking monetary penalties including disgorgement of profits and other remedies. This conduct revolved principally around the Company’s products business in countries outside the United States. The Company’s remedial actions included separation from those employees responsible for the above-mentioned conduct.

On March 29, 2019, the Company entered into a non-prosecution agreement (NPA) with the DOJ and a separate agreement with the SEC (SEC Order) intended to resolve fully and finally the U.S. government allegations against the Company arising from the investigations. Both agreements included terms starting August 2, 2019. In 2019, the Company paid a combined total in penalties and disgorgement of approximately $231,715 (€205,854) to the DOJ and the SEC in connection with these agreements. The entire amount paid to the DOJ and the SEC was reserved for in charges that the Company recorded in 2017 and 2018 and announced in 2018. As part of the resolution, the Company agreed to certain self-reporting obligations and to retain an independent compliance monitor (the Monitor). Due in part to COVID-19 pandemic restrictions, the monitorship faced certain delays. The Monitor certified to the Company’s implementation of an effective anti-corruption compliance program on December 30, 2022, and submitted her final certification report on January 31, 2023. The DOJ and SEC have accepted the Monitor’s certification and the NPA and SEC Order expired on March 1, 2023 and March 29, 2023, respectively.

In 2015, the Company self-reported certain legacy conduct with a potential nexus to Germany to the German prosecutor in the state of Hessen and continues to cooperate with government authorities in Germany in their review of the conduct that prompted the Company’s and United States government investigations. In September 2023, the Hessen prosecutor opened independent disgorgement proceedings against a German subsidiary of the Company relating to the aforementioned conduct in West Africa.

Since 2012, the Company has made and continues to make further significant investments in its compliance and financial controls and in its compliance, legal and financial organizations and is continuing to further implement its compliance program in connection with the resolution with the DOJ and SEC. The Company continues to react to post-FCPA review matters on various levels. The Company also continues to be fully committed to compliance with the FCPA and other applicable anti-bribery laws.

Personal injury and related litigation involving FMCH’s acid concentrate product, labeled as Granuflo® or Naturalyte®, first arose in 2012. FMCH’s insurers agreed to the settlement in 2017 of personal injury litigation and funded $220,000 (€179,284) of the total $250,000 (€203,732) settlement under a reciprocal reservation of rights. FMCH accrued a net expense of $60,000 (€48,896) in connection with the settlement, encompassing its contribution of $30,000 (€24,448) to the personal injury settlement plus $30,000 (€24,448) in related but uninsured fees and costs. Following the settlement, FMCH’s insurers in the AIG group initiated litigation against FMCH seeking to be indemnified by FMCH for their $220,000 (€179,284) outlay and FMCH initiated litigation against the AIG group to recover defense and indemnification costs FMCH had borne. National Union Fire Insurance v. Fresenius Medical Care, 2016 Index No. 653108 (Supreme Court of New York for New York County).

As litigation proceeded, the parties refined their positions, resulting in AIG requesting recovery of approximately $60,000 (€48,896) of its settlement outlay and FMCH requesting $108,000 (€88,012) in defense fees and costs. The parties filed multiple, cross motions for summary judgment. On January 12, 2023, the trial court decided these motions. Among its rulings, the court largely rejected both FMCH’s theories for recovering defense costs and AIG’s theories for recovering settlement funding. However, the trial court denied both parties’ motions on one issue and severed and continued that issue for trial. Trial on this remaining issue is scheduled to begin March 11, 2024. Both parties have preserved appeals from the court’s summary judgment rulings.

In August 2014, FMCH received a subpoena from the United States Attorney’s Office (USAO) for the District of Maryland inquiring into FMCH’s contractual arrangements with hospitals and physicians involving contracts relating to the management of in-patient acute dialysis services. Thereafter, the USAO conducted an investigation, in which FMCH cooperated, and declined to intervene in the matter. After the United States District Court for Maryland unsealed the 2014 relator’s qui tam complaint that gave rise to the investigation, the relator served the complaint and proceeded on his own by filing an amended complaint, which FMCH moved to dismiss on multiple grounds. On October 5, 2021, on FMCH’s motion, the District Court for Maryland transferred the case to the United States District Court for Massachusetts. Flanagan v. Fresenius Medical Care Holdings, Inc., 1:21-cv-11627. On December 5, 2022, the Massachusetts District Court granted FMCH’s motion and dismissed the case with prejudice. Relator has filed an appeal.

In 2014, two New York physicians filed under seal a qui tam complaint in the United States District Court for the Eastern District of New York (Brooklyn), alleging violations of the False Claims Act relating to FMCH’s vascular access line of business. As previously disclosed, on October 6, 2015, the United States Attorney for the Eastern District of New York (Brooklyn) issued subpoenas to FMCH indicating its investigation now seen to be related to the two relators’ complaint. FMCH cooperated in the Brooklyn investigation, which was understood to be separate and distinct from settlements entered in 2015 in Connecticut, Florida and Rhode Island of allegations against American Access Care LLC (AAC) following FMCH’s 2011 acquisition of AAC.

On July 12, 2022, after the Court denied the USAO’s motions to renew the sealing of the relators’ complaint, the USAO filed a complaint-in-intervention. United States ex rel. Pepe and Sherman v. Fresenius Vascular Care, Inc. et al, 1:14-cv-3505. On October 3, 2023, the states of New York, New Jersey and Georgia filed a consolidated complaint-in-intervention. The United States’, New York, New Jersey and Georgia’s, and relators’ complaints allege that the defendants billed and received government payment for surgery that was not medically necessary. FMCH will defend the allegations asserted in the litigation now proceeding.

On November 18, 2016, FMCH received a subpoena under the False Claims Act from the United States Attorney for the Eastern District of New York (Brooklyn) seeking documents and information relating to the operations of Shiel Medical Laboratory, Inc. (Shiel), which FMCH acquired in October 2013. FMCH advised the USAO that, under the asset sale provisions of its 2013 Shiel acquisition, it was not responsible for Shiel’s conduct prior to the date of the acquisition. On December 12, 2017, FMCH sold to Quest Diagnostics certain Shiel operations. Nonetheless, FMCH cooperated in the Brooklyn USAO’s investigation.

On June 14, 2022, the Brooklyn USAO declined to intervene on two relator complaints that underlay the investigation. The relators, one of whom remains anonymous, are proceeding with litigation at their own expense against both Shiel and FMCH entities, alleging that the defendants wrongly caused government payers to pay for laboratory tests that were falsely or improperly invoiced and retaliated against relators for objecting to the alleged misconduct. Relator v. Shiel Medical Laboratory, 1:16-cv-01090 (E.D.N.Y. 2016); Relator v. Shiel Holdings, 1:17-cv-02732 (E.D.N.Y. 2017). FMCH will defend allegations directed against entities it controls.

On December 17, 2018, FMCH was served with a subpoena under the False Claims Act from the United States Attorney for the District of Colorado (Denver) as part of an investigation of allegations against DaVita, Inc. (DaVita) involving transactions between FMCH and DaVita. The subject transactions include sales and purchases of dialysis facilities, dialysis-related products and pharmaceuticals, including dialysis machines and dialyzers, and contracts for certain administrative services. FMCH cooperated in the investigation.

On June 28, 2019, certain FMCH subsidiaries filed a complaint against the United States seeking to recover monies owed to them by the United States Department of Defense under the Tricare program, and to preclude Tricare from recouping monies previously paid. Bio-Medical Applications of Georgia, Inc., et al. v. United States, CA 19-947, United States Court of Federal Claims. Tricare provides reimbursement for dialysis treatments and other medical care provided to members of the military services, their dependents and retirees. The litigation challenges unpublished administrative actions by Tricare administrators reducing the rate of compensation paid for dialysis treatments provided to Tricare beneficiaries based on a recasting or “crosswalking” of codes used and followed in invoicing without objection for many years. Tricare administrators have acknowledged the unpublished administrative action and declined to change or abandon it. On July 8, 2020, the U.S. government filed its answer (and confirmed its position). Subsequently, the parties engaged in mediation and the court stayed the case pending resolution of the mediation. FMCH has imposed a constraint on revenue otherwise recognized from the Tricare program that it believes, in consideration of facts currently known, sufficient to account for the risk of this litigation.

In February 2022, the Company received a formal request for information from the Hessen Data Protection Authority (Hessischer Beauftragter für Datenschutz und Informationsfreiheit or HBDI). The information request relates to specific data processing functions of a few of the Company’s peritoneal dialysis devices. The Company is committed to comply with the HBDI’s request in good faith and cooperate with them, and it is working to provide the relevant information. Additionally, the Company is fully committed to safeguarding and protecting patients’ privacy as per applicable laws and privacy-by-design standards, as well as improving the devices continuously, considering technical, regulatory and privacy requirements.

On March 20 and April 12, 2022, respectively, an attorney employed as general counsel for the Company’s North American operations from 2013 to 2016 filed a complaint with the Occupational Safety and Health Administration (OSHA) under the Sarbanes-Oxley Act of 2002 (SOX) and other anti-retaliation statutes, and a civil lawsuit in Suffolk County, Massachusetts seeking compensation for personnel management decisions allegedly adverse to him. OSHA Case No. 1-076-22-049; Kott v. National Medical Care, Inc., Case No. 22-802 (Superior Court, Suffolk County, Mass.). On August 30, 2023, the OSHA investigator issued a finding that there is no reasonable cause to believe that the defendants/respondents violated SOX. The plaintiff/complainant has appealed this finding.

The plaintiff alleges in support of his demands for compensation that he was transferred to a subordinate position in the global legal department, and subsequently terminated from employment as part of the FME25 Program, in retaliation for legal advice he provided with respect to a licensing agreement with DaVita relating to pharmaceutical operations and products. The DaVita licensing agreement expired by its terms in 2017.

As previously disclosed in the Company’s financial statements, the United States Department of Justice has reviewed multiple aspects of the DaVita contract in question, including those relevant to the plaintiff’s allegations. No enforcement action has resulted against the Company.

Other bases of retaliation alleged by the plaintiff implicate internal personnel and privacy protection concerns that do not impact ongoing operations, and on which the Company does not comment.

On January 3, 2023, FMCH received a subpoena from the Attorney General for the District of Columbia related to the activities of the American Kidney Foundation (AKF) and grounded in anti-trust concerns, including market allocation within the District of Columbia. FMCH’s relationship with AKF was the subject of a previously reported and resolved investigation by agencies of the United States and litigation against United Healthcare. FMCH is cooperating in the District of Columbia investigation.

On August 10, 2023, Vifor Fresenius Medical Care Renal Pharma Ltd. and Vifor Fresenius Medical Care Renal Pharma France S.A.S. (collectively, VFMCRP) (see note 5) filed a complaint for patent infringement against Aurobindo Pharma Ltd. and Aurobindo Pharma USA, Inc. (collectively, Aurobindo) in the U.S. District Court for the District of Delaware (Case 1:23-cv-00877-MN). The patent infringement action is in response to Autobindo’s filing of an Abbreviated New Drug Applications (ANDA) with the U.S. Food and Drug Administration (FDA) for generic versions of Velphoro®. Velphoro® is protected by patents listed in the FDA’s Approved Drug Products with Therapeutic Equivalence Evaluations, also known as the Orange Book. The complaint was filed within the 45-day period provided for under the Drug Price Competition and Patent Term Restoration Act (Public Law 98-417), informally known as the Hatch-Waxman Act, and triggered a stay of FDA approval of the ANDA for 30 months.

Two plaintiffs have filed a joint action for contestation and annulment (Anfechtungs- und Nichtigkeitsklage) against the resolution adopted at the EGM of the Company on July 14, 2023 approving the Conversion. Based on the motions filed by the plaintiffs, it was unclear whether the action was also directed against the resolution of the EGM on the election of the members of the supervisory board of Fresenius Medical Care AG. Due to these actions for contestation and annulment, the Conversion could not immediately be registered with the commercial register. This block on registration was overcome by a clearance ruling (Freigabe) of the competent court of appeal on October 25, 2023 which decided, in all points, in favor of the Company. Therefore, the Conversion can be registered with the commercial register and thereby will become effective, which is envisaged to happen by November 30, 2023. The proceedings regarding the action for contestation and annulment will also continue, with the Conversion being implemented on the basis of a clearance ruling by the competent court of appeal. The proceedings regarding the action for contestation and annulment may take one to several years until a ruling is rendered in the first instance, and another one to several years in the second instance for the court of appeal and in the third instance for the German Federal Supreme Court, if such appeal to the German Federal Supreme Court is permitted. The action for contestation and annulment may also be settled at any time by reaching an agreement with the plaintiffs. However, the Conversion will not be reversed under these proceedings, even if such action were to be successful. Instead, the plaintiff’s remedies would be limited to damages which, in the Company’s view, would likely have no meaningful value.

From time to time, the Company is a party to or may be threatened with other litigation or arbitration, claims or assessments arising in the ordinary course of its business. Management regularly analyzes current information including, as applicable, the Company’s defenses and insurance coverage and, as necessary, provides accruals for probable liabilities for the eventual disposition of these matters.

The Company, like other health care providers, insurance plans and suppliers, conducts its operations under intense government regulation and scrutiny.The Company must comply with regulations which relate to or govern the safety and efficacy of medical products and supplies, the marketing and distribution of such products, the operation of manufacturing facilities, laboratories, dialysis clinics and other health care facilities, and environmental and occupational health and safety. With respect to its development, manufacture, marketing and distribution of medical products, if such compliance is not maintained, the Company could be subject to significant adverse regulatory actions by the FDA and comparable regulatory authorities outside the U.S. These regulatory actions could include warning letters or other enforcement notices from the FDA, and/or comparable foreign regulatory authority which may require the Company to expend significant time and resources in order to implement appropriate corrective actions. If the Company does not address matters raised in warning letters or other enforcement notices to the satisfaction of the FDA and/or comparable regulatory authorities outside the U.S., these regulatory authorities could take additional actions, including product recalls, injunctions against the distribution of products or operation of manufacturing plants, civil penalties, seizures of the Company’s products and/or criminal prosecution. FMCH completed remediation efforts with respect to one pending FDA warning letter and is awaiting confirmation as to whether the letter is now closed. The Company must also comply with the laws of the United States, including the federal Anti-Kickback Statute, the federal False Claims Act, the federal Stark Law, the federal Civil Monetary Penalties Law and the federal Foreign Corrupt Practices Act as well as other federal and state fraud and abuse laws. Applicable laws or regulations may be amended, or enforcement agencies or courts may make interpretations that differ from the Company’s interpretations or the manner in which it conducts its business. Enforcement has become a high priority for the federal government and some states. In addition, the provisions of the False Claims Act authorizing payment of a portion of any recovery to the party bringing the suit encourage private plaintiffs to commence whistleblower actions. By virtue of this regulatory environment, the Company’s business activities and practices are subject to extensive review by regulatory authorities and private parties, and continuing audits, subpoenas, other inquiries, claims and litigation relating to the Company’s compliance with applicable laws and regulations. The Company may not always be aware that an inquiry or action has begun, particularly in the case of whistleblower actions, which are initially filed under court seal.

The Company operates many facilities and handles the personal data of its patients and beneficiaries throughout the United States and other parts of the world and engages with other business associates to help it carry out its health care activities. In such a widespread, global system, it may be difficult to maintain the desired level of oversight and control over the thousands of individuals employed by many affiliated companies and its business associates. The Company recognizes that the laws, regulations and interpretative guidance on data privacy are evolving along with potential litigation and enforcement risks, and it continues to review its processes to adapt to those changes. On occasion, the Company or its business associates may experience a breach under the Health Insurance Portability and Accountability Act Privacy Rule and Security Rules, the EU’s General Data Protection Regulation or other similar laws (Data Protection Laws) when there has been impermissible use, access, or disclosure of unsecured personal data or when the Company or its business associates neglect to implement the required administrative, technical and physical safeguards of its electronic systems and devices, or a data breach that results in impermissible use, access or disclosure of personal identifying information of its employees, patients and beneficiaries. On those occasions, the Company is committed to compliance with applicable breach notification and/or information requirements and to take appropriate remedial and corrective action. Included within the Company’s notification requirements are new SEC rules that, commencing in December 2023, will require the Company to report the occurrence of material cybersecurity incidents in a current report on Form 6-K.

The Company relies upon its management structure, regulatory and legal resources, and the effective operation of its compliance program to direct, manage and monitor the activities of its employees. On occasion, the Company may identify instances where employees or other agents deliberately, recklessly or inadvertently contravene the Company’s policies or violate applicable law and, in such instances, the Company will take appropriate corrective and/or disciplinary action. The actions of such persons may subject the Company and its subsidiaries to liability under the Anti-Kickback Statute, the Stark Law, the False Claims Act, Data Protection Laws, the Health Information Technology for Economic and Clinical Health Act and the FCPA, among other laws and comparable state laws or laws of other countries.

Physicians, hospitals and other participants in the health care industry are also subject to a large number of lawsuits alleging professional negligence, malpractice, product liability, worker’s compensation or related claims, many of which involve large claims and significant defense costs. The Company has been and is currently subject to these suits due to the nature of its business and expects that those types of lawsuits may continue. Although the Company maintains insurance at a level which it believes to be prudent, it cannot assure that the coverage limits will be adequate or that insurance will cover all asserted claims. A successful claim against the Company or any of its subsidiaries in excess of insurance coverage could have a material adverse effect upon it and the results of its operations. Any claims, regardless of their merit or eventual outcome, could have a material adverse effect on the Company’s reputation and business.

The Company has also had claims asserted against it and has had lawsuits filed against it relating to alleged patent infringements or businesses that it has acquired or divested. These claims and suits relate both to operation of the businesses and to the acquisition and divestiture transactions. The Company has, when appropriate, asserted its own claims, and claims for indemnification. A successful claim against the Company or any of its subsidiaries could have a material adverse effect upon its business, financial condition, and the results of its operations. Any claims, regardless of their merit or eventual outcome, could have a material adverse effect on the Company’s reputation and business.

The Company is subject to ongoing and future tax audits in the U.S., Germany and other jurisdictions in the ordinary course of business. Tax authorities routinely pursue adjustments to the Company’s tax returns and disallowances of claimed tax deductions. When appropriate, the Company defends these adjustments and disallowances and asserts its own claims. A successful tax related claim against the Company or any of its subsidiaries could have a material adverse effect upon its business, financial condition and results of operations.

The German tax authorities re-qualified dividends received in connection with intercompany mandatorily redeemable preferred shares into fully taxable interest payments for the years 2006 until 2013, which could lead to additional tax payments in the mid-double-digit million range. Additionally, German tax authorities objected to the Company’s tax returns and took the position that income of one of the Company’s finance entities for 2017 and future periods should be subject to German Controlled Foreign Corporation taxation resulting in potential additional income tax payments in the very low end of triple-digit millions. In both cases, the Company will take any appropriate legal action to defend its position.

The Company is subject to residual value guarantees in certain lease contracts, primarily real estate contracts, for which it is the lessee in the amount of $767,157 (€724,143). As of September 30, 2023, the estimated fair market value of the underlying leased assets exceeded the related residual value guarantees and, therefore, the Company did not have any risk exposure relating to these guarantees.

Other than those individual contingent liabilities mentioned above, the current estimated amount of the Company’s other known individual contingent liabilities is immaterial.